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                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                        International Fixed Income Fund

                       Supplement Dated December 18, 2002
            to the Class A Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

INTERNATIONAL FIXED INCOME FUND

On November 7, 2002, the shareholders of the International Fixed Income Fund (the "Fund") of SEI Institutional International Trust (the "Trust") approved:
(i) the operation of the Fund under a "manager of managers" structure, which allows the Board of Trustees, to appoint additional and replacement investment sub-advisers for the Fund WITHOUT obtaining shareholder approval; and (ii) the appointment of SEI Investments Management Corporation ("SIMC") as the Fund's investment adviser and "manager of managers." As of December 18, 2002, SIMC became the Fund's investment adviser and "manager of managers." Prior to that date, SIMC served as the Fund's "interim" investment adviser.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Fischer Francis Trees and Watts, Inc. and its affiliates Fischer Francis Trees & Watts (Singapore) Pte Ltd, Fischer Francis Trees & Watts and Fischer Francis Trees & Watts Kabushiki Kaisha (collectivley, "FFTW") as investment sub-advisers to the Fund. FFTW became the Fund's investment sub-adviser as of December 18, 2002. Prior to that date, FFTW served as the Fund's "interim" investment sub-adviser.

In connection with the approval of the "manager of managers" structure for the Fund and the approval of SIMC as the Fund's investment adviser and "manager of managers," the section entitled "Investment Advisers and Sub-Advisers" is amended by deleting the third paragraph on page 15 and adding the following:

    SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT
    PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING AND CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

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The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE